Other liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities [Abstract]
Deferred sales	$ 29,148	$ 29,423
Derivatives	23,414	58,885
Accrued pension and post-retirement benefit liability	74,804	69,699
Other	53,107	25,725
Total other liabilities	180,473	183,732
Less current portion	(54,370)	(60,744)
Net	$ 126,103	$ 122,988